Fair Value Measurements - Schedule of Carrying Amounts and Estimated Fair Values, as well as the Level Within the Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Cash and cash equivalents	$ 130,610		$ 239,217	$ 196,264		$ 96,220	$ 63,551
Investments securities	1,724,702		1,145,771			1,474,414
Investments securities	1,781,030		1,182,323			1,505,112
FHLB and other bank stock	56,328		36,187			30,149
Loans, net	3,245,768		2,244,051			1,342,365
Loans held for sale	1,492
Loss share indemnification asset	74,853	80,605	87,229	104,180	113,491	125,949	210,813
Due from FDIC	969		3,659			14,657
Bank-owned life insurance	117,113	116,075	75,257	0	0	0
Deposits	3,958,266		2,793,533			2,190,340
Advances from the FHLB and other borrowings	855,300		435,866			271,642
Advances from the Federal Home Loan Bank			431,013			271,642
Carrying Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Cash and cash equivalents	130,610		239,217			96,220
Investments securities	1,724,702
Investments securities, available for sale and held to maturity securities			1,146,136
Investments securities			1,182,323			1,505,112
FHLB and other bank stock	56,328		36,187
Loans, net	3,245,768		2,244,051			1,342,365
Loans held for sale	1,492
Loss share indemnification asset	74,853		87,229			125,949
Due from FDIC	969		3,659			14,657
Bank-owned life insurance	117,113		75,257
Deposits	3,958,266		2,793,533			2,190,340
Advances from the FHLB and other borrowings	855,300		435,866
Advances from the Federal Home Loan Bank			431,013			271,642
Fair Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Cash and cash equivalents	130,610		239,217			96,220
Investments securities	1,724,702
Investments securities, available for sale and held to maturity securities			1,146,135
Investments securities			1,182,322			1,505,109
FHLB and other bank stock	56,328		36,187
Loans, net	3,286,257		2,290,564			1,427,265
Loans held for sale	1,492
Loss share indemnification asset	43,014		53,157			81,272
Due from FDIC	969		3,659			14,657
Bank-owned life insurance	117,113		75,257
Deposits	3,960,271		2,797,081			2,195,489
Advances from the FHLB and other borrowings	855,670		438,493
Clawback Liability [Member] | Carrying Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Financial Liabilities	12,525		11,753			11,966
Clawback Liability [Member] | Fair Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Financial Liabilities	12,525		11,753			11,966
EAAs [Member] | Carrying Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Financial Liabilities	1,814		1,114			1,006
EAAs [Member] | Fair Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Financial Liabilities	1,814		1,114			1,006
VAIs [Member] | Carrying Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Financial Liabilities						229
VAIs [Member] | Fair Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Financial Liabilities						229
Interest rate contracts [Member] | Fair Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Derivative assets			2,660
Derivative liabilities			2,660
Scenario, Previously Reported [Member] | Fair Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Advances from the Federal Home Loan Bank			433,640			277,308
Interest rate contracts [Member] | Carrying Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Derivative assets	8,607		2,660
Derivative liabilities	8,607		2,660
Interest rate contracts [Member] | Fair Value [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Derivative assets	8,607		2,660
Derivative liabilities	8,607		2,660
Level 1 [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Cash and cash equivalents	130,610		239,217
Investments securities	32,211
Investments securities, available for sale and held to maturity securities			47,113
Level 2 [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Investments securities	1,692,491
Investments securities, available for sale and held to maturity securities			1,099,022
FHLB and other bank stock	56,328		36,187
Loans held for sale	1,492
Due from FDIC	969		3,659
Bank-owned life insurance	117,113		75,257
Deposits	3,960,271		2,797,081
Advances from the FHLB and other borrowings	855,670		438,493
Level 2 [Member] | Interest rate contracts [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Derivative assets	8,607		2,660
Derivative liabilities	8,607		2,660
Level 3 [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Loans, net	3,286,257		2,290,564
Loss share indemnification asset	43,014		53,157
Level 3 [Member] | Clawback Liability [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Financial Liabilities	12,525		11,753
Level 3 [Member] | EAAs [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Financial Liabilities	$ 1,814		$ 1,114